Contract Assets and Receivables, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Contract Assets and Receivables, Net

4. CONTRACT ASSETS AND RECEIVABLES, NET

The following table provides information about the Group's contract assets and guarantee receivables with its customers:

	As of December 31,
	2024	2025
	(RMB in thousands)
Short-term:
Contract assets	3,721,794	1,572,959
Allowance for credit losses of contract assets	(203,027)	(79,802)
Contract assets, net	3,518,767	1,493,157
Service fees receivable	956,827	1,092,334
Allowance for credit losses of service fees receivable	(149,057)	(152,709)
Service fees receivable, net	807,770	939,625
Guarantee receivables	1,179,026	1,356,857
Allowance for credit losses of guarantee receivables	(57,506)	(26,543)
Guarantee receivables, net	1,121,520	1,330,314
Long-term:
Contract assets	242,786	178,424
Allowance for credit losses of contract assets	(24,988)	(10,110)
Contract assets, net	217,798	168,314
Guarantee receivables	105,535	153,641
Allowance for credit losses of guarantee receivables	(5,931)	(4,459)
Guarantee receivables, net	99,604	149,182

The activities in the allowance for credit losses of contract assets and receivables for the years ended December 31, 2023, 2024 and 2025, respectively, consisted of the following:

	For the Year Ended December 31,
	2023	2024	2025
		(RMB in thousands)
Beginning balances	(269,592)	(497,974)	(440,509)
Provisions	(622,564)	(680,482)	(580,989)
Charge-offs	438,002	812,307	831,907
Recoveries from prior charge-offs	(43,820)	(74,360)	(84,032)
Ending balances	(497,974)	(440,509)	(273,623)

As of December 31, 2024 and 2025, the balance of contract assets and receivables past due were RMB450 million and RMB372 million, respectively. 88% of contract assets and receivables balance as of December 31, 2025 were originated in 2025.